As filed with the Securities and Exchange Commission on April 4, 2019

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. □

Post-Effective Amendment No. 421 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 423

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17645 Wright Street

Omaha, NE 68130

Attention:  Brian Nielsen

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X)        immediately upon filing pursuant to paragraph (b).

( )        On pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

( )        On ____________ (date) pursuant to paragraph (a)(1)

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 421 to the Registration Statement of Northern Lights Fund Trust II (the “Registrant”) on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s Post-Effective Amendment No. 417 filed on March 29, 2019. This Post-Effective Amendment is filed for the sole purpose of adding the class/contract number for Class A shares of the North Star Opportunity Fund, a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 421 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on April 4, 2019.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	April 4, 2019
Thomas Sarkany*	_________________________ Trustee	April 4, 2019
Anthony Lewis*	_________________________ Trustee	April 4, 2019
Keith Rhoades*	_________________________ Trustee	April 4, 2019
Randy Skalla*	_________________________ Trustee	April 4, 2019
Kevin Wolf*	_________________________ President and Principal Executive Officer	April 4, 2019
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	April 4, 2019

*By:   /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.